Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 55,253,000	$ 25,600,864	$ 16,788,608
Restricted cash	65,526,000	20,056,052	19,190,095
Finance receivables, net	296,381,000
Finance receivables	132,000	222,242,729	237,014,217
Finance receivables at amortized cost, net	132,000	222,243,000
Debt issuance costs, net	1,786,000	2,597,582	1,987,188
Other assets	5,599,000	4,787,156	5,078,090
Accounts payable	627,000	1,379,985	4,750,363
Accrued expenses	28,622,000	22,785,128	15,557,270
Senior debt, net	$ 206,644,000	$ 131,726,397	$ 202,487,914
Preferred units, par value	$ 0	$ 0	$ 0
Preferred units, authorized	41,102,500	41,102,500	41,102,500
Preferred units, issued	41,102,500	41,102,500	41,102,500
Preferred units, outstanding	41,102,500	41,102,500	41,102,500
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents		$ 126,968	$ 882,801
Restricted cash	$ 54,627,000	12,349,760	11,888,361
Finance receivables, net	253,164,000
Finance receivables		148,472,521	207,727,693
Finance receivables at amortized cost, net		148,473,000
Debt issuance costs, net	1,786,000	2,576,327	1,971,500
Other assets	18,000	26,109	9,558
Accounts payable	7,000	48,902	10,499
Accrued expenses	1,581,000	1,647,387	2,576,546
Senior debt, net	$ 158,300,000	$ 112,076,000	$ 183,033,000